PROVISIONS - Schedule of Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROVISIONS
Cargo claim provisions	$ 0.0	$ 6.5	$ 18.3
Warranty provisions	0.6	0.3	0.0
Balance as of December 31	$ 0.6	$ 6.8	$ 18.3